UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller              New York, NY                 5/14/03
------------------------------------------------------------------------------
  [Signature]                   [City, State]                [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         72
Form 13F Information Table Value Total:         250,517
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10099                       Promethean Investment Group, LLC


                            Title of                                                SH/  PUT/            Other
Issuer                       Class                  CUSIP Value(x$1000) SH/PRN AMT  PRN  CALL Inv Discr   Mgr  SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP                    SDCV         7/2   02261WAB5   8123     10000000      PRN         DEFINED   01                10000000
AMAZON COM INC               PUT                023135956    260        10000            PUT   DEFINED   01   10000
AMERICAN PHYSICIANS CAPITAL  COM                028884104    243        11465       SH         DEFINED   01   11465
AMERISOURCEBERGEN CORP       COM                03073E105    845        16100       SH         DEFINED   01   16100
AMGEN INC                    NOTE         3/0   031162AE0  19532     25500000      PRN         DEFINED   01                25500000
ANDREA ELECTRONICS CORP      COM                034393108    187       937258       SH         DEFINED   01  937258
AVON PRODS INC               PUT                054303952   1426        25000            PUT   DEFINED   01   25000
AVON PRODS INC               COM                054303102    844        14800       SH         DEFINED   01   14800
BJ SVCS CO                   NOTE  0.500% 4/2   055482AF0   4188      5000000      PRN         DEFINED   01                 5000000
BLUE RHINO CORP              COM                095811105    245        24000       SH         DEFINED   01   24000
BOSTON SCIENTIFIC CORP       PUT                101137957    815        20000            PUT   DEFINED   01   20000
BRINKER INTL INC             DBCV        10/1   109641AC4   2180      3200000      PRN         DEFINED   01                 3200000
CARNIVAL CORP                NOTE        10/2   143658AS1   6637     11500000      PRN         DEFINED   01                11500000
CBRL GROUP INC               NOTE         4/0   12489VAB2   3253      7200000      PRN         DEFINED   01                 7200000
CELESTICA INC                NOTE         8/0   15101QAA6   7214     14500000      PRN         DEFINED   01                14500000
CHUBB CORP                   CORP UNIT %        171232309    531        25000       SH         DEFINED   01   25000
CIENA CORP                   PUT                171779951    656       150000            PUT   DEFINED   01  150000
CNS INC                      COM                126136100    143        21000       SH         DEFINED   01   21000
COMPUTER NETWORK TECHNOLOGY  NOTE  3.000% 2/1   204925AC5   2053      2500000      PRN         DEFINED   01                 2500000
CONSOLIDATED TOMOKA LD CO    COM                210226106    300        14400       SH         DEFINED   01   14400
COUNTRYWIDE FINANCIAL CORP   NOTE         2/0   222372AE4   4181      5000000      PRN         DEFINED   01                 5000000
CSX CORP                     DBCV        10/3   126408GA5  10500     12500000      PRN         DEFINED   01                12500000
DIAMOND OFFSHORE DRILLING IN DBCV         6/0   25271CAC6   2800      5000000      PRN         DEFINED   01                 5000000
E M C CORP MASS              CALL               268648902    289        40000           CALL   DEFINED   01   40000
E TRADE GROUP INC            NOTE  6.000% 2/0   269246AB0   5556      7000000      PRN         DEFINED   01                 7000000
EBAY INC                     PUT                278642953   1152        13500            PUT   DEFINED   01   13500
ELECTRONIC DATA SYS NEW      NOTE        10/1   285661AB0   3120      4000000      PRN         DEFINED   01                 4000000
EOG RES INC                  COM                26875P101    779        19700       SH         DEFINED   01   19700
EOG RES INC                  PUT                26875P951   1780        45000            PUT   DEFINED   01   45000
GEMSTAR-TV GUIDE INTL INC    COM                36866W106    147        40000       SH         DEFINED   01   40000
GENERAL MTRS CORP            DEB SR CONV B      370442733   1136        50400       SH         DEFINED   01   50400
GRUPO TMM S A                PUT                40051D955    236        60000            PUT   DEFINED   01   60000
HEALTH MGMT ASSOC INC NEW    NOTE         1/2   421933AD4  10994     12600000      PRN         DEFINED   01                12600000
INTERVOICE INC NEW           COM                461142101     17        10000       SH         DEFINED   01   10000
INTL PAPER CO                DBCV         6/2   460146BM4   9058     17100000      PRN         DEFINED   01                17100000
JONES APPAREL GROUP INC /    NOTE         2/0   480081AD0   4077      7470000      PRN         DEFINED   01                 7470000




KING PHARMACEUTICALS INC     DBCV  2.750%11/1   495582AG3   4291      5000000      PRN         DEFINED   01                 5000000
KOHLS CORP                   COM                500255104    441         7800       SH         DEFINED   01    7800
KOHLS CORP                   NOTE         6/1   500255AJ3   6304     10000000      PRN         DEFINED   01                10000000
LABORATORY CORP AMER HLDGS   NOTE         9/1   50540RAC6  15445     22000000      PRN         DEFINED   01                22000000
LEAR CORP                    NOTE         2/2   521865AG0   2165      5000000      PRN         DEFINED   01                 5000000
LEGG MASON INC               NOTE         6/0   524901AG0   2563      5000000      PRN         DEFINED   01                 5000000
LEGG MASON INC               COM                524901105    361         7400       SH         DEFINED   01    7400
LENNAR CORP                  NOTE         4/0   526057AF1   5875     12500000      PRN         DEFINED   01                12500000
LIBERTY MEDIA CORP NEW       COM SER A          530718105    370        38000       SH         DEFINED   01   38000
LOWES COS INC                NOTE         2/1   548661CF2  13642     18000000      PRN         DEFINED   01                18000000
MANPOWER INC                 DBCV         8/1   56418HAC4   4719      7800000      PRN         DEFINED   01                 7800000
MASCO CORP                   NOTE         7/2   574599AW6   9983     23500000      PRN         DEFINED   01                23500000
MAXXAM INC                   COM                577913106    325        35500       SH         DEFINED   01   35500
MEDTRONIC INC                DBCV  1.250% 9/1   585055AB2  15704     15000000      PRN         DEFINED   01                15000000
NEWS AMER INC                NOTE         2/2   652482AZ3   4019      7500000      PRN         DEFINED   01                 7500000
OMNICOM GROUP INC            NOTE         7/3   681919AM8  10020     10000000      PRN         DEFINED   01                10000000
OMNICOM GROUP INC            PUT                681919956   2709        50000            PUT   DEFINED   01   50000
PENNEY J C INC               NOTE  5.000%10/1   708160BV7     10        10000      PRN         DEFINED   01                   10000
PHOENIX COS INC NEW          CORPORATE UNIT     71902E406    623        25000       SH         DEFINED   01   25000
ROYAL CARIBBEAN CRUISES LTD  NOTE         5/1   780153AM4   2922      7000000      PRN         DEFINED   01                 7000000
SANMINA SCI CORP             SDCV         9/1   800907AD9   3375      7500000      PRN         DEFINED   01                 7500000
SPX CORP                     NOTE         2/0   784635AD6   8221     13294000      PRN         DEFINED   01                13294000
STARBUCKS CORP               CALL               855244909    966        37500           CALL   DEFINED   01   37500
STARBUCKS CORP               PUT                855244959   1288        50000            PUT   DEFINED   01   50000
STARBUCKS CORP               COM                855244109    580        22500       SH         DEFINED   01   22500
TYCO INTL LTD NEW            PUT                902124956    643        50000            PUT   DEFINED   01   50000
US BANCORP DEL               COM NEW            902973304    729        38400       SH         DEFINED   01   38400
US BANCORP DEL               PUT                902973954    949        50000            PUT   DEFINED   01   50000
WACHOVIA CORP 2ND NEW        COM                929903102   2215        65000       SH         DEFINED   01   65000
WACHOVIA CORP 2ND NEW        PUT                929903952   1363        40000            PUT   DEFINED   01   40000
WALGREEN CO                  COM                931422109    575        19500       SH         DEFINED   01   19500
WALGREEN CO                  PUT                931422959    737        25000            PUT   DEFINED   01   25000
WHOLE FOODS MKT INC          SDCV         3/0   966837AC0   3167      5140000      PRN         DEFINED   01                 5140000
XEROX CORP                   SDCV  0.570% 4/2   984121BB8    457        52500            PUT   DEFINED   01   52500
XEROX CORP                   SDCV  0.570% 4/2   984121BB8   3361      5200000      PRN         DEFINED   01                 5200000
XL CAP LTD                   DBCV         5/2   98372PAB4   3906      6200000      PRN         DEFINED   01                 6200000


